NATURE OF BUSINESS - Non Controlling Interest (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 14, 2020 USD ($)	Feb. 29, 2020 USD ($) installment	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 10, 2020	Aug. 14, 2020	Jul. 30, 2020
Nature of Business [Line Items]
Ownership interest acquired							100.00%	100.00%	100.00%
Consideration to acquire non-controlling interest			$ 33,333	$ 216,766	$ 1,896,767	$ 473,219
Accounts Payable
Nature of Business [Line Items]
Amount of holdback retained	$ 170,000
Hialeah
Nature of Business [Line Items]
Ownership interest acquired	25.00%					24.00%
Consideration to acquire non-controlling interest	$ 1,700,000					$ 473,219
Non-controlling interest share						25.00%
Pembroke Pines
Nature of Business [Line Items]
Ownership interest acquired		40.00%
Consideration to acquire non-controlling interest		$ 400,000
Lumpsum payment		$ 200,000
Number of equal monthly installments | installment		12
Equal monthly installments		$ 16,667
Pembroke Pines | Accounts Payable
Nature of Business [Line Items]
Remaining balance		$ 33,333
Pines Care
Nature of Business [Line Items]
Ownership interest acquired		40.00%
Consideration to acquire non-controlling interest		$ 100